10-Q LEASES - Lease Terms and Discount Rates (Details)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term (in years)	5 years 9 months 3 days	6 years 3 days	1 year 4 months 2 days	1 year 6 months 29 days
Weighted-average discount rate	9.67%	9.67%	3.36%	3.36%